As filed with the Securities and Exchange Commission on November 6, 2017

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-3627

Greenspring Fund, Incorporated
 (Exact name of registrant as specified in charter)

2330 West Joppa Road, Suite 110
Lutherville, MD  21093-4641
 (Address of principal executive offices) (Zip code)

Mr. Charles vK. Carlson, President
2330 West Joppa Road, Suite 110
Lutherville, MD  21093-4641
 (Name and address of agent for service)

(410) 823-5353
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2017

Date of reporting period:  September 30, 2017

Item 1. Schedule of Investments.

Greenspring Fund, Incorporated
SCHEDULE OF INVESTMENTS at September 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS: 72.8%
Building Products: 4.9%
Johnson Controls International plc#	174,125	$7,015,496
Mohawk Industries, Inc.*	19,094	4,725,956
PGT Innovations, Inc.*	140,908	2,106,575
		13,848,027
Business Software & Services: 1.8%
Amdocs Limited#	79,961	5,143,092
Chemicals: 2.1%
The Sherwin-Williams Company	16,119	5,771,247
Commercial Banks & Thrifts: 8.5%
American National Bankshares, Inc.	35,987	1,482,664
Beneficial Bancorp, Inc.	184,985	3,070,751
Clifton Bancorp, Inc.	143,751	2,403,517
First Connecticut Bancorp, Inc.	28,461	761,332
OceanFirst Financial Corp.	52,900	1,454,221
Prudential Bancorp, Inc.	23,073	427,543
Shore Bancshares, Inc.	164,049	2,731,416
Southern National Bancorp of Virginia	559,868	9,512,157
Westbury Bancorp, Inc.*	26,352	522,560
Western New England Bancorp, Inc.	143,231	1,561,218
		23,927,379
Consulting Services: 1.8%
FTI Consulting, Inc.*	140,349	4,979,583
Distributors: 2.0%
LKQ Corporation*	152,648	5,493,802
Diversified Financial Services: 3.5%
Discover Financial Services	152,457	9,830,427
Electrical Equipment & Instruments: 3.1%
Emerson Electric Co.	15,400	967,736
Novanta, Inc.*#	175,377	7,646,437
		8,614,173
Engineering & Construction: 9.6%
EMCOR Group, Inc.	128,582	8,921,019
KBR, Inc.	194,026	3,469,185
MasTec, Inc.*	160,681	7,455,598
MYR Group, Inc.*	245,854	7,164,186
		27,009,988
Entertainment: 4.7%
AMC Entertainment Holdings, Inc. - Class A	310,977	4,571,362
Six Flags Entertainment Corp.	140,745	8,577,000
		13,148,362
Healthcare-Products: 1.3%
Abbott Laboratories	11,000	586,960
Medtronic PLC#	37,870	2,945,150
		3,532,110
Hotels, Restaurants & Leisure: 0.7%
Marriott International, Inc. - Class A	18,000	1,984,680
Household & Personal Products: 0.1%
The Clorox Company	2,000	263,820
Household Durables: 0.1%
Newell Brands, Inc.	7,000	298,690
Industrial Equipment: 0.5%
Pentair PLC#	20,000	1,359,200
Information Technology Services: 3.8%
Conduent, Inc.*	224,682	3,520,767
CSRA, Inc.	218,272	7,043,637
		10,564,404
Internet Software & Services: 1.0%
j2 Global, Inc.	39,734	2,935,548
Machinery: 0.1%
Blue Bird Corp.*	18,102	372,901
Oil & Gas Exploration & Production: 4.3%
Energen Corporation*	4,403	240,756
EOG Resources, Inc.	57,254	5,538,752
Suncor Energy, Inc.#	176,735	6,191,027
		11,970,535

Oil Refining & Marketing: 0.1%
Phillips 66	2,813	257,699
Real Estate Investment Trusts: 5.4%
Condor Hospitality Trust, Inc.	203,498	2,126,554
Gramercy Property Trust, Inc.	164,322	4,970,741
New York REIT, Inc.~	1,023,711	8,036,131
		15,133,426
Retail: 1.6%
Party City Holdco Inc.*	342,640	4,642,772
Technology Hardware, Storage & Peripherals: 0.1%
NCR Corporation*	5,000	187,600
Telecommunications Services: 0.6%
Lumos Networks Corp.*	100,794	1,806,228
Transportation & Logistics: 2.1%
United Parcel Service, Inc. - Class B	50,338	6,045,090
Truck Dealerships: 1.1%
Rush Enterprises, Inc. - Class A*	43,271	2,003,015
Rush Enterprises, Inc. - Class B*	28,302	1,234,533
		3,237,548
Utilities: 2.7%
The AES Corporation	426,875	4,704,162
PPL Corporation	78,825	2,991,409
		7,695,571
Waste Management Services: 5.2%
Republic Services, Inc.	222,400	14,691,744
TOTAL COMMON STOCKS
(cost $135,066,015)		204,745,646

	Principal	Value
CORPORATE BONDS: 21.7%
Aerospace & Defense: 1.0%
Spirit AeroSystems, Inc., 5.250%, 3/15/22	$2,671,000	2,775,473
Apparel & Textiles: 0.1%
The William Carter Company, 5.250%, 8/15/21	318,000	327,938
Building Products: 1.9%
Allegion US Holding Co, Inc., 5.750%, 10/1/21	1,678,000	1,726,326
Gibraltar Industries, Inc., 6.250%, 2/1/21	3,418,000	3,517,977
		5,244,303
Commercial Services & Supplies: 0.0%
APX Group, Inc., 6.375%, 12/1/19	47,000	48,116
Consulting Services: 0.7%
FTI Consulting, Inc., 6.000%, 11/15/22	1,853,000	1,920,171
Diversified Consumer Services: 0.3%
Graham Holdings Company, 7.250%, 2/1/19	810,000	863,663
Engineering & Construction: 0.7%
AECOM, 5.750%, 10/15/22	577,000	606,860
MasTec, Inc., 4.875%, 3/15/23	1,437,000	1,476,517
		2,083,377
Entertainment: 0.0%
Cinemark USA, Inc., 5.125%, 12/15/22	61,000	62,906
Healthcare-Products: 0.5%
Alere, Inc., 7.250%, 7/1/18	1,317,000	1,320,622
Healthcare-Providers & Services: 3.1%
Acadia Healthcare Company, Inc., 6.125%, 3/15/21	4,844,000	5,012,087
Centene Corporation, 5.625%, 2/15/21	1,062,000	1,107,347
DaVita, Inc., 5.750%, 8/15/22	2,435,000	2,497,397
		8,616,831
Household & Personal Products: 1.5%
Spectrum Brands, Inc., 6.625%, 11/15/22	3,900,000	4,075,500
Information Technology Services: 0.1%
Conduent Finance, Inc./Xerox Business Services LLC, 10.500%, 12/15/24 144A	250,000	295,625
Internet Software & Services: 0.1%
Match Group, Inc., 6.750%, 12/15/22	366,000	379,267
Media: 1.3%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.250%, 3/15/21	105,000	108,216
LIN Television Corporation, 5.875%, 11/15/22	2,292,000	2,400,870
TEGNA, Inc., 5.125%, 7/15/20	1,222,000	1,255,605
		3,764,691
Multiline Retail: 0.0%
Dollar Tree, Inc., 5.250%, 3/1/20	132,000	135,828
Oil & Gas Exploration & Production: 2.8%
Gulfport Energy Corp., 6.625%, 5/1/23	3,186,000	3,241,755
PDC Energy, Inc., 7.750%, 10/15/22	4,431,000	4,616,548
		7,858,303
Packaging & Containers: 2.2%
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg), 5.750%, 10/15/20	5,000,000	5,094,000
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg), 6.875%, 2/15/21	932,019	956,485
Silgan Holdings, Inc., 5.000%, 4/1/20	157,000	159,551
		6,210,036

Real Estate Investment Trusts: 1.1%
FelCor Lodging LP, 5.625%, 3/1/23	152,000	158,270
Lamar Media Group, 5.875%, 2/1/22	2,847,000	2,939,527
		3,097,797
Specialty Retail: 2.0%
Michaels Stores, Inc., 5.875%, 12/15/20 144A	3,850,000	3,941,438
Murphy Oil USA, Inc., 6.000%, 8/15/23	1,596,000	1,687,770
		5,629,208
Telecommunications Services: 1.1%
Level 3 Financing, Inc., 6.125%, 1/15/21	3,053,000	3,128,867
Trading Companies & Distributors: 0.9%
United Rentals North America, Inc., 7.625%, 4/15/22	402,000	418,904
WESCO Distribution, Inc., 5.375%, 12/15/21	1,985,000	2,056,956
		2,475,860
Waste Management Services: 0.3%
Clean Harbors, Inc., 5.250%, 8/1/20	815,000	827,225
TOTAL CORPORATE BONDS
(cost $60,964,604)		61,141,607

	Shares	Value
SHORT-TERM INVESTMENTS: 5.2%
Money Market Instruments: 5.2% ^
The Government & Agency Portfolio, Institutional Share Class, 0.930%	12,633,415	12,633,415
The Treasury Portfolio, Institutional Share Class, 0.900%	1,813,812	1,813,812
TOTAL SHORT-TERM INVESTMENTS
(cost $14,447,227)		14,447,227
TOTAL INVESTMENTS IN SECURITIES
(cost $210,477,846): 99.7%		280,334,480
Other Assets and Liabilities 0.3%		926,961
NET ASSETS: 100.0%		$281,261,441

*	Non-income producing security.
#	U.S. security of foreign issuer.
144A
Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." These securities have been deemed to be liquid by the Fund's adviser under the supervision of the Board of Directors. As of September 30, 2017, the value of these investments was $4,237,063, or 1.5% of total net assets.

^	Rate shown is the 7-day effective yield at September 30, 2017.
~	Security in process of liquidation.
The cost basis of investments for federal income tax purposes at September 30, 2017 was as follows+:

Investments
Tax cost	$210,477,846
Gross unrealized appreciation	78,305,920
Gross unrealized depreciation	(8,449,286)
Net unrealized appreciation	$69,856,634

+ Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Valuation of Investments
Generally, the Fund’s investments are valued at market value. Equity securities traded on a principal stock exchange are valued at the last quoted sale price. Equity securities traded on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. Equity securities that are not traded on a principal exchange or NASDAQ are valued at the last sale price in the over-the-counter market. In the absence of a last sale price or official closing price, or if there is no trading in a security on a business day, the security will be valued at the mean between its closing bid and asked prices obtained from sources the Adviser deems appropriate pursuant to policies and procedures approved by the Fund’s Board of Directors (the “Board”). Equity securities in an active market will be classified as Level 1 securities.

Investments in mutual funds, including money market funds, are valued at the mutual fund’s closing net asset value per share on the day of valuation. The prospectuses for such investment companies contain information on those investment companies’ valuation procedures and the effects of fair valuation. These securities will be classified as Level 1 securities.

Short-term debt instruments, including commercial paper or U.S. Treasury bills, having a maturity of 60 days or less may be valued at amortized cost, which approximates fair value. Amortized cost will not be used if its use would be inappropriate due to credit or other impairments of the issuer. These debt instruments will generally be classified as Level 2 securities.

Debt securities, such as corporate or convertible bonds, including those having a maturity or an announced call within 60 days, are generally traded in the over-the-counter market. These securities are valued at prices obtained from an independent pricing service, which may consider the yield or price of bonds of similar quality, coupon, maturity and type, as well as prices supplied by dealers who make markets in such securities. In the absence of a price from a pricing service, or if a quotation does not appear to accurately reflect the current value of a security, debt securities are valued at the mean of the closing bid and asked prices from sources the Adviser deems appropriate pursuant to policies and procedures approved by the Board. Debt securities will generally be classified as Level 2 securities.

Any securities for which market quotations are not readily available or for which the above valuation procedures are not appropriate or do not reflect fair market value are valued at fair value as determined in good faith by the Adviser pursuant to policies and procedures approved by the Board.

In determining fair value, the Adviser, as directed by the Board, considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various input and valuation techniques used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the security, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the security, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the security, and which would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2017:

	Quoted Prices in Active Market	Significant Other Observable Inputs	Significant Unobservable Inputs	Carrying Value, at September 30, 2017
	Level 1	Level 2	Level 3	Total
Common Stocks*	$204,745,646	$-	$-	$204,745,646
Corporate Bonds*	-	61,141,607	-	61,141,607
Short-Term Investments	14,447,227	-	-	14,447,227
Total	$219,192,873	$61,141,607	$-	$280,334,480

* See Schedule of Investments for industry breakdown.

Transfers between levels are recognized at the end of the reporting period. During the period ended September 30, 2017, the Fund had no transfers between levels. The Fund did not have any Level 3 securities during the period.

Item 2. Controls and Procedures.

(a)
The Registrant’s Chief Executive Officer and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Greenspring Fund, Incorporated

By (Signature and Title) /s/ Charles vK. Carlson
                                           Charles vK. Carlson, Chief Executive Officer

Date   November 6, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Charles vK. Carlson
                                              Charles vK. Carlson, Chief Executive Officer

Date   November 6, 2017

By (Signature and Title)* /s/ Michael J. Fusting
                                              Michael J. Fusting, Chief Financial Officer

Date   November 6, 2017

* Print the name and title of each signing officer under his or her signature.